Long Term Debt (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2021	Dec. 31, 2020
Long Term Debt (Details) [Line Items]
Loan amount		$ 20,155	$ 13,352
Description of financial covenants		a.Total equity attributable to Magic Software Enterprises shareholders shall not be lower than $ 100,000 at all times; b. The Company’s consolidated cash and cash equivalent and marketable securities available for sales shall not be less than $ 10,000; c. The ratio of the Company’s consolidated total financial debts to consolidated total assets will not exceed 50%; d. The ratio of the Company’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 to 1; and e.The Company shall not create any pledge on all of its property and assets in favor of any third party without the financial institution’s consent.
Loan amount description		(2)On June 1, 2021, the Company obtained a loan in the amount of $ 15,000 from an Israeli bank. The principal amount of the loan is payable in eight equal annual installments with the final payment due on December 1, 2025 and bears a fixed interest rate of LIBOR + 2.1% per annum, payable in two semi-annual payments.
Long-Term Debt [Member] | Israeli Institutional Corporation [Member]
Long Term Debt (Details) [Line Items]
Loan amount	$ 31,356
Final payment due date	Nov. 02, 2023
Fixed interest rate	2.60%